Document and Entity Information	Sep. 29, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002079173
Document Type	8-K
Document Period End Date	Sep. 29, 2025
Entity Registrant Name	AMERICAN EXCEPTIONALISM ACQUISITION CORP. A
Entity File Number	001-42866
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	98-1871331
Entity Address, Address Line One	506 Santa Cruz Ave.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	(650)
Local Phone Number	521-9007
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A ordinary shares, $0.0001 par value per share
Trading Symbol	AEXA
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false